Share capital and share based payments - Disclosure of Breakdown of Expenses per Financial Year (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 3,944,000	€ 4,256,000	€ 4,249,000
AGAP Employee 2019 / AGAP Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	(181,000)
AGAP Employee 2020 / AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	1,436,000	1,738,000
Stock Options 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	0
AGAP Employee 2021 / AGAP Management 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,162,000	1,161,000	1,577,000
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	570,000
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	499,000
AGAP Employee 2022 / AGAP Management 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	888,000	1,157,000	46,000
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	19,000	3,000
AGAP Employee 2023/ AGAP Management 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,226,000	33,000
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	465,000
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	302,000	0	0
AGAP Employee 2024/ AGAP Management 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	119,000	0	0
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	168,000	0	0
AGA New Members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	17,000	0	0
Stock Options 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	12,000	0	0
Other Free Shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 32,000	€ 0	€ 0